Subsequent Events (Details Narrative) - USD ($)																			9 Months Ended	12 Months Ended
	Jan. 03, 2024	Dec. 29, 2023	Dec. 21, 2023	Dec. 21, 2023	Dec. 20, 2023	Nov. 22, 2023	Oct. 30, 2023	Oct. 30, 2023	Jul. 03, 2023	Jun. 28, 2023	May 28, 2023	May 22, 2023	May 08, 2023	Apr. 26, 2023	Mar. 09, 2023	Jul. 26, 2022	Jul. 26, 2022	May 16, 2022	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 23, 2024	Nov. 28, 2023	Jun. 27, 2023	Nov. 02, 2021	Dec. 21, 2020
Subsequent Event [Line Items]
Stockholders' Equity, Reverse Stock Split									1-for-20	1-for-20
Common Stock, Shares Authorized									15,000,000	15,000,000									15,000,000	15,000,000	15,000,000			300,000,000		15,000,000
Stock issued during period, shares, new issues																214,286
Common stock, par or stated value per share																$ 0.001	$ 0.001		$ 0.001	$ 0.001	$ 0.001		$ 0.001			$ 0.001
Class of warrant or right, exercise price of warrants or rights										$ 100.00
Class of warrant or right, date from which warrants or rights exercisable																	Dec. 01, 2026	Nov. 18, 2027
Interest rate percentage																			5.48%
Line of credit facility, annual principal payment																			$ 650,000
Stock issued during period, value, new issues																				$ 3,683,000	$ 14,943,000
Depositor																			250,000
Cash depositor																			$ 3,000,000.0
Common Stock [Member]
Subsequent Event [Line Items]
Stock issued during period, shares, new issues																				157,402	180,000
Stock issued during period, value, new issues																				$ 0	$ 0
IPO [Member]
Subsequent Event [Line Items]
Common stock, par or stated value per share																									$ 0.001
IPO [Member] | Warrant [Member]
Subsequent Event [Line Items]
Class of warrant or right, exercise price of warrants or rights																									$ 100.00
Warrant Amendment [Member]
Subsequent Event [Line Items]
Class of warrant or right, exercise price of warrants or rights																$ 33.20	$ 33.20	$ 55.40
Warrant Amendment [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Stock issued during period, shares, new issues																	214,286	170,950
Subsequent Event [Member]
Subsequent Event [Line Items]
Stockholders' Equity, Reverse Stock Split												(i) effect a reverse split at a ratio of not less than 1-for-5 and not greater than 1-for-25 and (ii) if and when the reverse stock split is effected, to decrease the number of authorized shares of the Company’s common stock in the same ratio as is selected for the reverse stock split.
Common Stock, Shares Authorized										150,000														3,000,000
Stock issued during period, shares, new issues					1,517,628
Common stock, par or stated value per share							$ 0.001	$ 0.001
Placement agent a cash fee							7.00%
Annual meeting, constituting					58.20%
Other borrowings																						$ 6,500,000
Line of credit facility, annual principal payment	$ 194,000
Termination fees	$ 150,000
Stock issued during period, value, new issues						$ 1,038,000
Stockholders' equity, period increase (decrease)						2,500,000
Assets sold under agreements to repurchase, market value						35,000,000
Income from continuing operations						$ 500,000
Subsequent Event [Member] | Licensing Agreement [Member]
Subsequent Event [Line Items]
Royalty Expense											$ 1,000,000.0
[custom:RoyaltyPercentage]											3.00%
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Sale of stock, description of transaction								the Company agreed to issue and sell to the institutional investor: (i) 150,000 shares of Common Stock at a combined offering price of $3.74, (ii) 1,055,000 pre-funded warrants to purchase up to 1,055,000 shares of Common Stock (the “Pre-Funded Warrants”) at a combined offering price of $3.7399 and (iii) 1,205,000 warrants to purchase up to 1,807,500 shares of Common Stock (the “Common Warrants”), resulting in gross proceeds of approximately $4.5 million. The Public Offering closed on November 2, 2023
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Warrant [Member]
Subsequent Event [Line Items]
Warrant expiry period								5 years
Class of warrant or right, exercise price of warrants or rights							$ 3.55	$ 3.55
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Prefunded Warrant [Member]
Subsequent Event [Line Items]
Warrant expiry period								5 years
Class of warrant or right, exercise price of warrants or rights							$ 0.0001	$ 0.0001
Subsequent Event [Member] | Securities Purchase Agreement [Member] | IPO [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Stock issued during period, shares, new issues								1,205,000
Subsequent Event [Member] | Debt Financing [Member]
Subsequent Event [Line Items]
Debt instrument, periodic payment			$ 102,857	$ 880,000
Interest rate percentage			5.00%	5.00%
Subsequent Event [Member] | Debt Financing [Member] | Loan A [Member]
Subsequent Event [Line Items]
Debt instrument, face amount			$ 2,000,000	$ 2,000,000
Subsequent Event [Member] | Debt Financing [Member] | Loan B [Member]
Subsequent Event [Line Items]
Debt instrument, face amount			$ 2,000,000	$ 2,000,000
Subsequent Event [Member] | Maruho Settlement [Member]
Subsequent Event [Line Items]
Repayments of secured debt		$ 7,300,000
Repayments of settlement agreement		$ 7,300,000
Shares, issued		5,451,016
Transferor's interests in transferred financial assets, fair value		$ 2,400,000
Subsequent Event [Member] | Computer Share Trust Company [Member]
Subsequent Event [Line Items]
[custom:BeneficialOwnershipDescription]														beneficial ownership before being deemed an Acquiring Person, solely with respect to Biofrontera AG, from 20% to 29.96
Subsequent Event [Member] | MidCap Business Credit LLC [Member]
Subsequent Event [Line Items]
Aggregate principal amount															$ 6,500,000
Default interest rate															300.00%
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage													0.375%
Subsequent Event [Member] | MidCap Business Credit LLC [Member] | Adjusted Secured Overnight Financing Floor Rate [Member]
Subsequent Event [Line Items]
Interest rate															225.00%
Subsequent Event [Member] | MidCap Business Credit LLC [Member] | Adjusted Secured Overnight Financing Rate [Member]
Subsequent Event [Line Items]
Interest rate															400.00%